Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2020
Prospectus Date	rr_ProspectusDate	Sep. 01, 2019
Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYLD
Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYLD
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EYLD
Cambria Global Value ETF | Cambria Global Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVAL